Net Sales - Summary of Tax Incentives Recorded in Net Sales (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of revenue [Line Items]
Tax incentives - Net sales	$ 66,256	R$ 219,175	R$ 216,671	R$ 165,145
State of Pernambuco [member]
Disclosure of revenue [Line Items]
Tax incentives - Net sales	20,129	66,587	95,151	124,556
State of Minas Gerais [member]
Disclosure of revenue [Line Items]
Tax incentives - Net sales	$ 46,127	R$ 152,588	R$ 121,520	R$ 40,589